Earnings per Share	6 Months Ended
Jun. 30, 2014
Earnings per Share
Earnings per Share

13                       Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2014	June 30, 2013
	(in thousands)
Numerator:
Net income	$16,643	$19,539

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,669	109,653

	Six months ended
	June 30, 2014	June 30, 2013
	(in thousands)
Numerator:
Net income	$25,050	$32,971

Denominator (number of shares):	109,669	109,653
Basic and diluted weighted average common shares outstanding

The Warrants issued and outstanding as of June 30, 2014 and 2013, were excluded from the diluted Earnings per Share, because they were antidilutive.